Share-Based Payment in a Consolidated Subsidiary - Schedule of Movements in Options Awarded (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Schedule of Movements in Options Awarded [Abstract]
No. of options, Outstanding at beginning of year | shares	1,183,939	1,096,652
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 2.14	$ 1.97
No. of options, Granted during the year | shares	806,812	100,520
Weighted Average Exercise Price, Granted during the year | $ / shares	$ 1.17	$ 4
No. of options, Exercised during the year | shares	(3,794)
Weighted Average Exercise Price, Exercised during the year | $ / shares	$ 1.37
No. of options, Expired and/or forfeited during the year | shares	(21,579)	(13,233)
Weighted Average Exercise Price, Expired and/or forfeited during the year | $ / shares	$ 13.29	$ 1.59
No. of options, Outstanding at ending of year | shares	1,965,378	1,183,939
Weighted Average Exercise Price, Outstanding at ending of year | $ / shares	$ 1.62	$ 2.14
No. of options, Exercisable at the end of the year | shares	944,735	714,778
Weighted Average Exercise Price, Exercisable at the end of the year | $ / shares	$ 1.79	$ 1.99